Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

11. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

(in thousands)	September 30, 2023	December 31, 2022
Legal settlement (See note 18)	$6,028	$6,207
Employee compensation and benefits	2,948	2,850
Professional fees	1,253	1,353
Product revenue allowances and reserves	134	82
Other	676	372
Total	$11,039	$10,864

14. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

(in thousands)	December 31, 2022	December 31, 2021
Legal settlement (See Note 24)	$6,207	$5,625
Employee compensation and benefits	2,850	2,384
Professional fees	1,353	570
Product revenue allowances and reserves	82	246
Other	372	829
Total	$10,864	$9,654